Income Taxes - Schedule of Deferred Income Taxes (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Income Taxes [Abstract]
Tax loss carry forwards	¥ 2,634
Total deferred income tax assets	2,634
Valuation allowance	2,634
Deferred income tax assets, net